Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000
Preferred shares issued upon completion of acquisition	0	0
Preferred shares, shares outstanding (in shares)	0	0
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized (in shares)	81,875,000	81,875,000
Common shares, shares outstanding (in shares)	38,647,119	38,446,394
Common shares held in treasury (in shares)	2,328,179	2,328,179